Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	426,129,798	426,129,798
Number of shares outstanding at end of the year	426,129,798	426,129,798
Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	258,010,058	257,606,659
(Acquisition) / disposal of treasury stock (note 16 (d))	402,888	403,399
Number of shares outstanding at end of the year	258,412,946	258,010,058